Note 2. Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policy Text Block [Abstract]
Consolidation Policy

Consolidation Policy

The financial statements of Boston Omaha Corporation include the accounts of the Company and its wholly-owned subsidiaries, as follows:

Ananda Holdings, LLC ("AHLLC")

Link Media Holdings, LLC ("LMH")

Link Media Alabama, LLC ("LMA")

Link Media Florida, LLC ("LMF")

Link Media Wisconsin, LLC ("LMW")

General Indemnity Group, LLC ("GIG")

General Indemnity Direct Insurance Services, LLC ("GIDIS")

General Indemnity Insurance Company PCC, LLC ("GIIC")

The Warnock Agency, Inc. ("TWA")

AHLLC is a Texas limited liability company and was formed on February 6, 2015 for the purpose of holding the Company's 40% interest in Ananda Investments LLC ("Ananda".)  LMH is a Delaware limited liability company and was formed on June 9, 2015 for the purpose of holding the investments in LMA, LMF and LMW and future entities which will be in the outdoor advertising business.  LMA is an Alabama limited liability company and was formed on June 10, 2015 to acquire outdoor advertising assets.  LMF is a Florida limited liability company and was formed on July 9, 2015 to acquire outdoor advertising assets.  LMW is a Wisconsin limited liability company and was formed on January 22, 2016 to acquire outdoor advertising assets.  GIG was formed on September 11, 2015 and began operations during October 2015 for the purpose of holding the Company's insurance operations.  The Company acquired TWA on April 20, 2016 for the purpose of expanding its insurance operations.

Consolidation Policy

The financial statements of Boston Omaha Corporation include the accounts of the Company and its wholly-owned subsidiaries, as follows:

Ananda Holdings, LLC ("AHLLC")

Link Media Holdings, LLC ("LMH")

Link Media Alabama, LLC ("LMA")

Link Media Florida, LLC ("LMF")

General Indemnity Group, LLC ("GIG")

AHLLC is a Texas limited liability company and was formed on February 6, 2015 for the purpose of holding the Company's 40% interest in Ananda Investments, LLC ("Ananda".)  LMH is a Delaware limited liability company and was formed on June 9, 2015 for the purpose of holding the investment in LMA, LMF and future entities which will be in the outdoor advertising business.  LMA is an Alabama limited liability company and was formed on June 10, 2015 to acquire outdoor advertising assets.  LMF is a Florida limited liability company and was formed on July 9, 2015 to acquire outdoor advertising assets.  GIG was formed on September 11, 2015 and began operations during October 2015 for the purpose of holding the Company's future insurance operations.

All significant intercompany profits, losses, transactions and balances have been eliminated in consolidation.

Concentrations

Concentrations

All of the Company's billboard operations are located in the southeastern United States, primarily in Alabama.

One vendor provided 45% and two vendors provided 58% of the Company's professional services for the years ended December 31, 2015 and 2014, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.  At December 31, 2015, the Company had approximately $13,000,000 in excess of federally insured limits on deposit with one financial institution

Reclassifications	Reclassifications Certain accounts in the prior year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.
Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount, net of advertising agency commissions, sales discounts, and allowances for doubtful accounts.  The Company evaluates the collectability of its accounts receivable based on its knowledge of its customers and historical experience of bad debts.  In circumstances where the Company is aware of a specific customer's inability to meet its financial obligations, it records a specific allowance to reduce the amounts recorded to what it believes will be collected.  For all other customers, the Company recognizes reserves for bad debt based upon historical experience of bad debts as a percentage of revenue, adjusted for relative improvement or deterioration in its agings and changes in current economic conditions.  As of September 30, 2016 and December 31, 2015, the allowance for doubtful accounts was $25,177 and $2,111, respectively.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount, net of advertising agency commissions, sales discounts, and allowances for doubtful accounts.  The Company evaluates the collectability of its accounts receivable based on its knowledge of its customers and historical experience of bad debts.  In circumstances where the Company is aware of a specific customer's inability to meet its financial obligations, it records a specific allowance to reduce the amounts recorded to what it believes will be collected.  For all other customers, the Company recognizes reserves for bad debt based upon historical experience of bad debts as a percentage of revenue, adjusted for relative improvement or deterioration in its agings and changes in current economic conditions.  As of December 31, 2015, the allowance for doubtful accounts was $2,111.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation.  Depreciation and amortization are provided principally on the straight-line method over the estimated useful lives of the assets, which range from:

Structures	15 years
Digital displays and electrical	3 to 10 years
Static and tri-vision displays	7 to 15 years
Vehicles, equipment, and furniture	2 to 5 years

Maintenance and repair costs are charged against income as incurred.  Significant improvements or betterments are capitalized and depreciated over the estimated life of the asset.

Property and Equipment

Property and equipment are carried at cost less depreciation.  Depreciation and amortization are provided principally on the straight-line method over the estimated useful lives of the assets, which range from three years to fifteen years as follows:

Structures	15 years
Digital displays and electrical	3 to 10 years
Static and tri-vision displays	7 to 15 years
Office equipment	5 years

Maintenance and repair costs are charged against income as incurred.  Significant improvements or betterments are capitalized and depreciated over the estimated life of the asset.

Goodwill

Goodwill

Prior to 2015, the Company had no goodwill.  Beginning in 2015, goodwill is recorded at cost and is tested annually for impairment.  Management monitors events and changes in circumstances that could indicate goodwill may not be recoverable.  Whenever events and changes in circumstances indicate that the carrying amount of goodwill may not be recoverable, an impairment loss is recorded.  The Company recorded no impairment of goodwill during the year ended December 31, 2015.

Purchased Intangibles and Other Long-lived Assets

Purchased Intangibles and Other Long-Lived Assets

The Company amortizes intangible assets with finite lives over their estimated useful lives, which range between eighteen months and fifty years as follows:

Customer relationships	2 to 3 years
Permits, licenses, and lease acquisition costs	18 months to 50 years
Noncompetition and non-solicitation agreements	2 to 5 years
Contracts, forms library, domain names, and proprietary software	2 to 3 years

Intangible assets are periodically reviewed for impairment.  Management monitors events and changes in circumstances that could indicate long-lived assets, including intangible assets, may not be recoverable.  Whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, an impairment loss is recorded.  The Company recorded no impairment on its long-lived assets during the nine months ended September 30, 2016 and 2015.

Purchased Intangibles and Other Long-Lived Assets

The Company amortizes intangible assets with finite lives over their estimated useful lives, which range between two years and ten years as follows:

Customer relationships	2 to 3 years
Permits, Licenses, and Lease Acquisition Costs	10 years
Noncompetition and Non-solicitation Agreements	2 to 5 years

Prior to 2015, the Company had no intangible assets.  Beginning in 2015, intangible assets are periodically reviewed for impairment.  Management monitors events and changes in circumstances that could indicate long-lived assets, including intangible assets, may not be recoverable.  Whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, an impairment loss is recorded.  The Company recorded no impairment on its long-lived assets during the year ended December 31, 2015.

Investments in Unconsolidated Entities

Investments in Unconsolidated Entities

The Company accounts for investments in less than 50% owned and more than 20% owned entities using the equity method of accounting.  In accordance with ASC 323-30, the Company accounts for investments in limited partnerships and limited liability companies using the equity method of accounting when its investment is more than minimal.  The Company's share of earnings (loss) of such entities is recorded as a single amount as equity (loss) in earnings of unconsolidated entities.  Dividends, if any, are recorded as a reduction of the investment.

Land Leases

Land Leases

Most of the advertising structures are located on leased land.  Land leases related to the structures are typically paid in advance for periods ranging from one to twelve months.  The lease contracts include those with fixed payments and those with escalating payments.  Some of the lease contracts contain a base rent payment plus an additional amount up to a particular percentage of revenue.  Prepaid land leases are recorded as assets and expensed ratably over the related term and rent payments in arrears are recorded as an accrued liability.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The more significant areas requiring the use of management estimates relate to allocation of asset acquisition price between tangible and intangible assets, useful lives for depreciation and amortization, and the valuation of deferred tax assets.  Accordingly, actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from consulting services when earned, according to the accrual basis of accounting.

The Company generates revenue from outdoor advertising through the leasing of billboards.  The terms of the operating agreements range from less than one month to three years and are generally billed monthly.  Revenue for advertising space rental is recognized ratably over the term of the contract.  Advertising revenue is reported net of agency commissions.  Agency commissions are calculated based on a stated percentage applied to gross billing revenue for operations.  Payments received in advance of being earned are recorded as deferred revenue.

Advertising agency commissions for the nine months ended September 30, 2016 and 2015 were $50,531 and $3,218, respectively.

The Company generates revenue from commissions on surety bond sales.   The insurance commissions are calculated based upon a stated percentage applied to the gross premiums on bonds.  Payments received for gross premiums are held in escrow until the bond is written.  When the bond is written, funds are disbursed from escrow for the payment of the bond and the commission earned on the bond.

Revenue Recognition

The Company recognizes revenue from consulting services when earned, according to the accrual basis of accounting.

The Company generates revenue from outdoor advertising through the leasing of billboards.  The terms of the operating leases range from less than one month to three years and are generally billed monthly.  Revenue for advertising space rental is recognized ratably over the term of the contract.  Advertising revenue is reported net of agency commissions.  Agency commissions are calculated based on a stated percentage applied to gross billing revenue for operations.  Payments received in advance of being earned are recorded as deferred revenue.

Advertising agency commissions for the years ended December 31, 2015 and 2014 were $6,007 and $0, respectively.

Earnings Per Share

Earnings Per Share

Basic loss per common share is computed by dividing the net income (loss) available to common stockholders and Class A common stockholders by the weighted average number of common and Class A common shares outstanding during the year.  Diluted earnings per share reflect the potential dilution of securities that could share in earnings of an entity.  In a loss year, dilutive common equivalent shares are excluded from the loss per share calculation as the effect would be anti-dilutive.  For the year ended December 31, 2015, the Company had potentially dilutive securities in the form of stock warrants.  However, such securities were excluded due to their anti-dilutive effect.  For the year ended December 31, 2014 the Company had no potentially dilutive securities.

Liquidity

Liquidity

In the prior year, the Company disclosed a substantial doubt about its ability to continue as a going concern as a result of its accumulated net losses.  The financing activities both in fiscal 2015 as well as subsequent to year end have alleviated such doubt.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the bases of certain assets and liabilities for financial and income tax reporting.  Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.  Deferred taxes also are recognized for operating losses that are available to offset future federal income taxes.  Valuation allowances are established when necessary to reduce deferred tax assets to amounts expected to be realized.

Segment Information

Segment Information

The Company's current operations for the nine months ended September 30, 2016 include the outdoor advertising industry and the insurance industry.  For the nine months ended September 30, 2015, the Company's operations do not include insurance since the Company's insurance operations began in October 2015.